SEGMENTED INFORMATION (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) segment	Dec. 31, 2017 CAD ($)	Jan. 01, 2017 CAD ($)
Disclosure of operating segments [line items]
Number of reportable segments | segment	3
Revenue	$ 15,096	$ 14,369
Operating costs	9,113	8,867
Adjusted EBITDA	5,983	5,502
Depreciation and amortization	2,211	2,142
Gain on disposition of property, plant and equipment	(16)	(49)
Restructuring, acquisition and other	210	152
Finance costs	793	746
Other income	(32)	(19)
Income before income tax expense	2,817	2,530
Capital expenditures before proceeds on disposition	2,815	2,510
Goodwill	3,905	3,905	$ 3,905
Total assets	31,918	30,490	$ 29,811
Proceeds on disposition	(25)	(74)
Operating segments | Wireless
Disclosure of operating segments [line items]
Revenue	9,200	8,569
Operating costs	5,110	4,843
Adjusted EBITDA	4,090	3,726
Capital expenditures before proceeds on disposition	1,086	806
Goodwill	1,160	1,160
Total assets	16,572	15,860
Operating segments | Cable
Disclosure of operating segments [line items]
Revenue	3,932	3,894
Operating costs	2,058	2,075
Adjusted EBITDA	1,874	1,819
Capital expenditures before proceeds on disposition	1,429	1,334
Goodwill	1,808	1,808
Total assets	7,666	7,315
Operating segments | Media
Disclosure of operating segments [line items]
Revenue	2,168	2,153
Operating costs	1,972	2,026
Adjusted EBITDA	196	127
Capital expenditures before proceeds on disposition	90	83
Goodwill	937	937
Total assets	2,438	2,405
Corporate items and intercompany eliminations
Disclosure of operating segments [line items]
Revenue	(204)	(247)
Operating costs	(27)	(77)
Adjusted EBITDA	(177)	(170)
Capital expenditures before proceeds on disposition	210	287
Goodwill	0	0
Total assets	$ 5,242	$ 4,910